Income Taxes (Tables) - FaZe Clan Inc. [Member]	12 Months Ended
Dec. 31, 2020
Income Taxes (Tables) [Line Items]
Schedule of deferred tax assets
	(in thousands) Year Ended December 31,
	2020	2019
Deferred income tax assets:
Accrual to cash	$3,971	$2,582
Accrued bonus	189	—
Stock-based compensation	748	742
Deferred rent	22	11
Deferred revenue	311	72
Bad debt expense	100	46
Contributions	18	—
Depreciation	34	—
Foreign exchange losses	—	40
Net operating Losses	14,291	8,544
Total deferred income tax assets	19,684	12,037

Less: valuation allowance	(18,570)	(10,561)

Deferred income tax liabilities:
Amortization	(30)	—
Depreciation	—	(4)
Accrual to cash	(1,084)	(1,472)
Total deferred income tax liabilities	(1,114)	(1,476)
Total deferred tax assets, net	$—	$—

Schedule of the statutory tax rates and the effective tax rates
	(in thousands) Year Ended December 31,
	2020		2019
U.S. federal statutory income tax rate	$(6,043)	21.0%	$(6,959)	21.0%
State taxes, net of federal benefit	(2,001)	7.0%	(1,891)	5.7%
Non-deductible interest expense	—	0.0%	1,226	(3.7)%
Other non-deductible items	35	(0.1)%	62	(0.2)%
Valuation allowance	8,009	(27.9)%	7,562	(22.8)%
Income tax expense	$—	0.0%	$—	0.0%